Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Asset
Cash and cash equivalents	₩ 7,049,800	₩ 6,767,898
Property, plant and equipment	42,292,820	39,846,828	₩ 35,206,248
Assets held for sale	20,167	608,758
Liability
Liability held for sale	3,678
Assets held for sale and related liabilities [member]
Asset
Cash and cash equivalents	1,924
Trade accounts and notes receivable and other receivables	314
Other financial assets	7,276	604,439
Property, plant and equipment	10,361	4,319
Intangible assets	285
Others	7
Assets held for sale	20,167	₩ 608,758
Liability
Other payables	3,419
Provisions	259
Liability held for sale	₩ 3,678